RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 17, 2023	Dec. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 30, 2023
Related Party Transaction [Line Items]
Aggregate principal amount		$ 3,000,000
Conversion of common stock shares		1,000,000
Conversion price		$ 3.00
Debt amount converted			$ 300,000
Entired converted amount			3,000,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 2,079,686				$ 1,788,043	$ 1,250,000
Conversion price	$ 3.00
Provided Conversion Shares					874,474
General and Administrative Expense [Member] | Consulting Services [Member] | SuperLuxMia LLC, By A Firm By Stockholder [Member]
Related Party Transaction [Line Items]
Transaction amount with related parties			$ 192,000	$ 722,000